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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller            Los Angeles, California   February 7, 2011
   -------------------------------    -----------------------   ----------------
           [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 22
                                        --------------------

Form 13F Information Table Value Total: 403,279
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                  VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
--------------                    --------------      -----    --------   -------  ---  ----  ----------  --------  ---- ------ ----
                                                                         C>
BANK OF AMERICA CORPORATION          Warrants       060505153     8,304  3,110,000 SH            Other       1           Shared
BORGWARNER INC                        Common        099724106    24,024    332,000 SH            Other       1           Shared
CATERPILLAR INC                       Common        149123101    36,059    385,000 SH            Other       1           Shared
COSTCO WHSL CORP NEW                  Common        22160K105    18,053    250,000 SH            Other       1           Shared
CUMMINS INC                           Common        231021106    25,819    234,700 SH            Other       1           Shared
DEERE & CO                            Common        244199105    17,690    213,000 SH            Other       1           Shared
DEXCOM INC                            Common        252131107    13,650  1,000,000 SH            Other       1           Shared
EZCORP INC                      Class A non-voting  302301106    12,751    470,000 SH            Other       1           Shared
FIFTH STREET FINANCE CORP             Common        31678A103    10,198    840,000 SH            Other       1           Shared
FORD MOTOR CO                         Common        345370860    43,234  2,575,000 SH            Other       1           Shared
FORD MOTOR CO                        Warrants       345370134     1,937    237,700 SH            Other       1           Shared
FREEPORT MCMORAN COPPER & GOLD        Common        35671D857    39,882    332,105 SH            Other       1           Shared
GENTEX CORP                           Common        371901109    12,681    429,000 SH            Other       1           Shared
INTEL CORP                            Common        458140100    16,403    780,000 SH            Other       1           Shared
JPMORGAN CHASE & CO                   Common        46625H100    21,677    511,000 SH            Other       1           Shared
JPMORGAN CHASE & CO                  Warrants       46634E114    12,051    834,000 SH            Other       1           Shared
LUMBER LIQUIDATORS HLDGS INC          Common        55003T107    12,455    500,000 SH            Other       1           Shared
MCMORAN EXPLORATION CO                Common        582411104    15,769    920,000 SH            Other       1           Shared
PARKER HANNIFIN CORP                  Common        701094104    17,433    202,000 SH            Other       1           Shared
TIFFANY & CO                          Common        886547108    17,124    275,000 SH            Other       1           Shared
UNITED TECHNOLOGIES CORP              Common        913017109    16,531    210,000 SH            Other       1           Shared
WELLS FARGO & CO                     Warrants       949746119     9,554    862,300 SH            Other       1           Shared
                                                               --------
                                                                403,279
                                                               --------